Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from financial institutions	$ 8,698	$ 18,219
Interest-earning time deposits in other financial institutions	6,615	6,642
Securities available-for-sale	155,223	164,272
Federal Home Loan Bank (FHLB) stock, at cost (restricted)	4,275	4,375
Loans held for sale, at fair value	763	1,118
Loans, net of allowance for loan losses of $3,595 and $3,905 at December 31, 2014 and 2013	306,131	293,285
Mortgage servicing rights	351	368
Other real estate owned	649	1,188
Premises and equipment, net	8,668	9,464
Goodwill	8,431	8,431
Other intangible assets	204	274
Bank owned life insurance	14,608	13,677
Accrued interest receivable and other assets	4,000	5,568
Total assets	518,616	526,881
Deposits:
Non-interest bearing	53,030	51,017
Interest bearing	287,738	295,684
Total deposits	340,768	346,701
Federal Home Loan Bank advances	84,919	86,777
Subordinated debentures	5,155	5,155
Short-term borrowings	0	2,415
Accrued interest payable and other liabilities	5,386	5,584
Total liabilities	436,228	446,632
Shareholders’ equity:
Preferred stock, no par value; 50,000,000 shares authorized	0	0
Common stock, $0.01 par value; 100,000,000 shares authorized at December 31, 2014 and 2013; 5,672,968 and 5,924,209 shares issued and outstanding at December 31, 2014 and 2013	57	59
Additional paid-in capital	40,609	44,495
Retained earnings	44,258	40,771
Accumulated other comprehensive income (loss), net of tax (expense) benefit of $(269) and $947 at December 31, 2014 and 2013	522	(1,838)
Unearned Employee Stock Ownership Plan (ESOP) shares	(3,058)	(3,238)
Total shareholders’ equity	82,388	80,249
Total liabilities and shareholders’ equity	$ 518,616	$ 526,881